Label	Element	Value
Class Y-1, Y-2, & Y-3 Prospectus | Mercer Global Low Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mercer Global Low Volatility Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables summarize the fees and expenses that you may pay if you invest in the Class Y Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” shown for the Class Y-1 shares and Class Y-2 shares are based on estimated amounts for the Fund’s current fiscal year, as the Class Y-1 shares and Class Y-2 shares had not commenced operations as of the date of this prospectus. “Other Expenses” include custodial, legal, audit, transfer agent and Trustees’ fees and expenses, a sub-transfer agent payment of 0.10% paid by the Class Y-1 and Class Y-2 shares of the Fund and an internal administrative fee of 0.10% and 0.05% paid by the Class Y-1 and Class Y-2 shares of the Fund, respectively, to Mercer Investment Management, Inc. (the “Advisor”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Class Y Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class Y-1, Class Y-2, or Class Y-3 shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. and foreign issuers. For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash, or cash equivalents. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) The Fund reasonably anticipates that under normal circumstances it typically will invest in approximately 25 countries and that approximately 30%-60% of its assets will be invested in equity securities of foreign issuers. In addition, the Fund may invest up to 15% of its net assets in cash, cash equivalents or cash-like investments. The Fund invests in large, medium and small capitalization companies. The Fund will seek to achieve its investment objective by matching the return of its benchmark, the MSCI World Index, over 5-7 years with lower price volatility than the benchmark for the period, by investing in securities of issuers with certain volatility characteristics. Such volatility characteristics may include, but are not limited to, high return on equity, low debt to equity ratios, and high earnings growth stability.

Stock index futures and various types of swaps may be used to implement the equity security selection component of the Fund’s investment strategy. Currency forwards may be used to make stock-selection and country allocation decisions independently of the underlying currency. The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Certain subadvisors may employ a systematic and quantitative investment process in seeking to achieve the Fund’s investment objective, which may lead to higher than expected portfolio turnover for the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in alphabetical order, not in order of importance or likelihood of occurrence. Loss of money is a risk of investing in the Fund.

Cash and Other High Quality Instruments. The Fund may invest significantly in cash, cash equivalents or cash-like investments. In addition, the Fund may invest its assets in certain types of equity securities and fixed-income securities with remaining maturities of less than one year. Examples of such equity and fixed-income securities may include convertible bonds, contingent convertible bonds, preference shares and warrants. These cash items and other high-quality corporate debt securities may include a number of money market instruments such as securities issued by the U.S. government and agencies thereof, bankers’ acceptances, commercial paper, and bank certificates of deposit. If the Fund maintains a significant portion of its holdings in cash and cash-like investments, then it may reduce its participation in market volatility, but is likely also to reduce its participation in positive market returns. Additionally, significant holdings of cash and cash-like investments may result in an erosion in relative value in macroeconomic circumstances where inflation is high. As a result, if the Fund maintains significant cash positions in its portfolio over time it may experience reduced long-term total return which could impair its ability to meet its investment objective.

Crowding/Convergence Risk. To the extent that a quantitative-focused subadvisor is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.

Currency Exchange Rate Risk. Foreign securities may be issued and traded in foreign currencies. As a result, the values of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to a credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, swap agreements, and mortgage- and asset-backed securities. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadvisor may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes or increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadvisor may also use derivatives such as exchange-listed equity futures contracts to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadvisor uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadvisor. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments.

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Foreign Exchange Transaction Risk. The Fund may use currency futures contracts, forward currency exchange contracts or similar instruments to alter the currency exposure characteristics of securities it holds. Consequently there is a possibility that the performance of the Fund may be strongly influenced by movements in foreign exchange rates because the currency positions held by the Fund may not correspond with the securities positions.

Foreign Investments Risk. Investing in foreign securities, including Depositary Receipts, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, and social conditions in those countries.

Involuntary Disclosure Risk. The models and proprietary research of a quantitative subadvisor are largely protected by the subadvisor through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, aggressive position-level public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer a subadvisor’s models and data, and thereby impair the relative or absolute performance of the Fund.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Large Capitalization Risk. Large capitalization companies perform differently from, and at times and for extend periods of time worse than, stocks of medium and small capitalization companies. Larger more established companies may be unable to respond quickly to new competitive challenges.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investments objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region.

Model and Data Risk. Quantitative models (both proprietary models developed by a quantitative-focused subadvisor, and those supplied by third parties) and information and data supplied by third parties can be incorrect, misleading or incomplete, and any decisions made in reliance thereon can expose the Fund to potential risks of loss. In addition, the use of predictive models can also expose the Fund to potential risks of loss. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

Obsolescence Risk. The Fund is unlikely to be successful unless the assumptions made by quantitative-focused subadvisors in their underlying models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and a quantitative-focused subadvisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result.

Political and Economic Risk. The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), and the imposition of trade sanctions.

Programming and Modeling Error Risk. Because of the complexity of quantitative-focused investment strategy programming and modeling, there is a risk that the finished model may contain an error; one or more of such errors could adversely affect the Fund’s performance.

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Foreign companies with large capitalizations may be relatively small by U.S. standards and may be subject to risks that are similar to the risks that may affect small and medium capitalization U.S. companies. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

The Fund is not intended to serve as a complete investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI World Index.

Class Y-1 shares and Class Y-2 shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class Y-1 and Class Y-2 shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Fund’s Class Y-1 shares are subject to a 12b-1 fee and both Class Y-1 shares and Class Y-2 shares are subject to a sub-transfer agent payment and an internal administrative fee, while the Class Y-3 shares are not subject to any of these fees or payments, the returns of the Class Y-1 shares and Class Y-2 shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the Fund’s portfolio during previous periods. Acadian Asset Management LLC assumed responsibility for managing a portion of the Fund’s portfolio on October 12, 2012. Martingale Asset Management, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on February 23, 2015. MFG Asset Management assumed responsibility for managing a portion of the Fund’s portfolio on October 12, 2012. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI World Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Y-1 shares and Class Y-2 shares of the Fund had not commenced operations as of the date of this prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(2013 was Class Y-3’s first full calendar year of operation)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s calendar year-to-date return as of June 30, 2018 was 0.32%.

The Fund’s highest return for a quarter during the period shown above was 9.17%, for the quarter ended March 31, 2013.

The Fund’s lowest return for a quarter during the period shown above was -3.87%, for the quarter ended September 30, 2015.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total ReturnsFor the Periods Ended December 31, 2017
Class Y-1, Y-2, & Y-3 Prospectus | Mercer Global Low Volatility Equity Fund | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.64%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	11.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2012
Class Y-1, Y-2, & Y-3 Prospectus | Mercer Global Low Volatility Equity Fund | Class Y-1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Class Y-1, Y-2, & Y-3 Prospectus | Mercer Global Low Volatility Equity Fund | Class Y-2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Class Y-1, Y-2, & Y-3 Prospectus | Mercer Global Low Volatility Equity Fund | Class Y-3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Annual Return 2013	rr_AnnualReturn2013	22.25%
Annual Return 2014	rr_AnnualReturn2014	5.50%
Annual Return 2015	rr_AnnualReturn2015	3.71%
Annual Return 2016	rr_AnnualReturn2016	7.24%
Annual Return 2017	rr_AnnualReturn2017	21.14%
1 Year	rr_AverageAnnualReturnYear01	21.14%
5 Years	rr_AverageAnnualReturnYear05	11.68%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2012
Class Y-1, Y-2, & Y-3 Prospectus | Mercer Global Low Volatility Equity Fund | Class Y-3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.77%
5 Years	rr_AverageAnnualReturnYear05	9.53%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.79%
Class Y-1, Y-2, & Y-3 Prospectus | Mercer Global Low Volatility Equity Fund | Class Y-3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	8.79%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.99%

[1]	The MSCI World Index measures the performance of stocks in 23 developed markets in North America, Europe, and the Asia/Pacific region. The index is unmanaged and cannot be invested in directly.
[2]	The "Other Expenses" shown for the Class Y-1 shares and Class Y-2 shares are based on estimated amounts for the Fund's current fiscal year, as the Class Y-1 shares and Class Y-2 shares had not commenced operations as of the date of this prospectus. "Other Expenses" include custodial, legal, audit, transfer agent and Trustees' fees and expenses, a sub-transfer agent payment of 0.10% paid by the Class Y-1 and Class Y-2 shares of the Fund and an internal administrative fee of 0.10% and 0.05% paid by the Class Y-1 and Class Y-2 shares of the Fund, respectively, to Mercer Investment Management, Inc. (the "Advisor").